TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 36,199	$ 39,734
Property, equipment and intangibles	1,484	3,936
Deferred revenues	2,224	902
Research and development costs	1,716	2,228
Other	10,154	6,328
Gross deferred tax assets	51,777	53,128
Valuation allowance	(44,882)	(48,225)
Net deferred tax assets	6,895	4,903
Property, equipment and intangibles	(3,098)	(4,839)
Subsidy income	(3,093)
Other	(829)
Gross deferred tax liabilities	(7,020)	(4,839)
Net deferred tax assets (liabilities)	$ (125)	$ 64